Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Common Stock [Abstract]
Schedule of Reserved Common Stock for Future Issuance	At December 31, 2023 and 2022, the Company had reserved common stock for future issuance as follows:
	December 31,
	2023	2022
Convertible preferred stock, authorized but not yet issued	1,849,738	1,849,738
Conversion of convertible preferred stock issued and outstanding	27,920,467	27,920,467
Stock Incentive Plan:
Awards available for grant	3,537,004	3,205,559
Outstanding stock options	782,499	1,138,110
	34,089,708	34,113,874